Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	At December 31,
	2024	2023	2022
	(Euro)
Cash in bank	€2,530,549	€3,687,402	€29,790,838
Cash in short-term marketable securities	2,047,200	-	-
Cash in hand & prepaid cards	4,000	4,018	4,018
Total cash and cash equivalents	€4,581,749	€3,691,420	€29,794,856

Schedule of Marketable securities

	December 31, 2024
	Amortized Cost	Fair Value	Unrealized Gain (Loss)	Allowance for Credit Losses

Available-for-sale (AFS)	€7,992,891	€8,078,002	€96,234	€-

Total Debt Securities	€7,992,891	€8,078,002	€96,234	€-

	December 31, 2023
	Amortized Cost	Fair Value	Unrealized Gain (Loss)	Allowance for Credit Losses

Available-for-sale (AFS)	€15,123,831	€15,084,284	€214,984	€-

Total Debt Securities	€15,123,831	€15,084,284	€214,984	€-

Schedule of fair values due to short-term nature of assets and liabilities

The carrying values of the Company’s R&D tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€4,581,749	4,581,749	€-	€-
Marketable Securities	8,078,002	8,078,002	-	-
Total financial assets	€12,659,751	€12,659,751	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	3,691,420	3,691,420
Marketable Securities	€15,084,284	15,084,284	€-	€-
Total financial assets	€18,775,704	€18,775,704	€-	€-

	December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€29,794,856	29,794,856	€-	€-
Total financial assets	€29,794,856	€29,794,856	€-	€-